Shareholder Report	12 Months Ended
Jun. 30, 2025 USD ($) $ / shares
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Managed Portfolio Series
Entity Central Index Key	0001511699
Entity Investment Company Type	N-1A
Document Period End Date	Jun. 30, 2025
Class A
Shareholder Report [Line Items]
Fund Name	Olstein All Cap Value Fund
Class Name	Class A
Trading Symbol	OFAVX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Olstein All Cap Value Fund for the period of July 1, 2024, to June 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.olsteinfunds.com/resources/documents-forms. You can also request this information by contacting us at 1-800-799-2113.
Additional Information Phone Number	1-800-799-2113
Additional Information Website	https://www.olsteinfunds.com/resources/documents-forms
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$147	1.42%

Expenses Paid, Amount	$ 147
Expense Ratio, Percent	1.42%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the fiscal year ended June 30, 2025, the Class returned 6.75% (load-waived), compared to the 13.30% return of a securities market index with investment characteristics similar to those of the Fund, the Russell 3000 Value Index. The Fund’s broad-based securities market index, the Russell 3000 Index, returned 15.30% over the same period.
The Fund trailed the Russell 3000 Value Index and the Russell 3000 Index as we stuck to the basic tenet when practicing our long-term investment philosophy. We believe the price paid for a security is the biggest factor determining future returns. Our value philosophy seeks to find undervalued securities when short-term problems produce prices which don’t properly recognize a company’s future ability to produce excess future free cash flow. Our holdings in financials and industrials showed positive returns but underperformed their index counterparts.
It is important to note that volatility characterized U.S. equity markets for much of the fiscal year. While a narrow range of growth-oriented technology stocks (“the “Magnificent Seven” mega-cap companies) continued to dominate the market during the first half of 2024, a shift occurred shortly after the start of the fiscal year. As market breadth expanded, value stocks demonstrated improved performance. This trend continued into 2025, with a higher percentage of stocks outperforming the overall market compared to the previous year. The broadening of the market and improved performance of value factors helped the Class outperform the benchmark Russell 3000 Index for two of the four quarters during the fiscal year – the quarters ended September 30, 2024, and March 31, 2025.
We sought to take advantage of last year’s market volatility. We remained focused on individual companies, their operations, prospects, and financial strength to withstand current short-term issues. Notable changes in the Fund’s positioning from the end of the previous fiscal year end included decreased exposure to the Industrials sector and a higher allocation to Information Technology stocks.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	Since Inception (09/17/2018)
Class A (without sales charge)	6.75	10.91	6.52
Class A (with sales charge)	0.86	9.65	5.64
Russell 3000 Total Return	15.30	15.96	12.98
Russell 3000 Value Total Return	13.30	13.87	8.72

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]
Visit https://www.olsteinfunds.com/resources/documents-forms for more recent performance information.
Visit https://www.olsteinfunds.com/resources/documents-forms for more recent performance information.

Net Assets	$ 499,627,715
Holdings Count | $ / shares	80
Advisory Fees Paid, Amount	$ 5,309,140
Investment Company Portfolio Turnover	38.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of June 30, 2025)

Net Assets	$499,627,715
Number of Equity Holdings	80
Net Advisory Fee	$5,309,140
Portfolio Turnover	38%

Holdings [Text Block]

Security Type (% of Net Assets)
Common Stocks	96.6%
Cash & Other	3.4%

Top 10 Equity Issuers (% of Net Assets)
Walt Disney Company	2.8%
Johnson & Johnson	1.9%
General Dynamics Corporation	1.8%
Aptiv PLC	1.8%
Becton, Dickinson & Company	1.8%
Vontier Corporation	1.8%
Sensata Technologies Holdings PLC	1.7%
Schlumberger Ltd.	1.7%
ABM Industries, Inc.	1.6%
Baxter International, Inc.	1.6%

Updated Prospectus Web Address	https://www.olsteinfunds.com/resources/documents-forms
Class C
Shareholder Report [Line Items]
Fund Name	Olstein All Cap Value Fund
Class Name	Class C
Trading Symbol	OFALX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Olstein All Cap Value Fund for the period of July 1, 2024, to June 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.olsteinfunds.com/resources/documents-forms. You can also request this information by contacting us at 1-800-799-2113.
Additional Information Phone Number	1-800-799-2113
Additional Information Website	https://www.olsteinfunds.com/resources/documents-forms
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$223	2.17%

Expenses Paid, Amount	$ 223
Expense Ratio, Percent	2.17%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the fiscal year ended June 30, 2025, the Class returned 5.98% (load-waived), compared to the 13.30% return of a securities market index with investment characteristics similar to those of the Fund, the Russell 3000 Value Index. The Fund’s broad-based securities market index, the Russell 3000 Index, returned 15.30% over the same period.
The Fund trailed the Russell 3000 Value Index and the Russell 3000 Index as we stuck to the basic tenet when practicing our long-term investment philosophy. We believe the price paid for a security is the biggest factor determining future returns. Our value philosophy seeks to find undervalued securities when short-term problems produce prices which don’t properly recognize a company’s future ability to produce excess future free cash flow. Our holdings in financials and industrials showed positive returns but underperformed their index counterparts.
It is important to note that volatility characterized U.S. equity markets for much of the fiscal year. While a narrow range of growth-oriented technology stocks (“the “Magnificent Seven” mega-cap companies) continued to dominate the market during the first half of 2024, a shift occurred shortly after the start of the fiscal year. As market breadth expanded, value stocks demonstrated improved performance. This trend continued into 2025, with a higher percentage of stocks outperforming the overall market compared to the previous year. The broadening of the market and improved performance of value factors helped the Class outperform the benchmark Russell 3000 Index for two of the four quarters during the fiscal year – the quarters ended September 30, 2024, and March 31, 2025.
We sought to take advantage of last year’s market volatility. We remained focused on individual companies, their operations, prospects, and financial strength to withstand current short-term issues. Notable changes in the Fund’s positioning from the end of the previous fiscal year end included decreased exposure to the Industrials sector and a higher allocation to Information Technology stocks.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	10 Year
Class C (without sales charge)	5.98	10.07	5.88
Class C (with sales charge)	5.03	10.07	5.88
Russell 3000 Total Return	15.30	15.96	12.96
Russell 3000 Value Total Return	13.30	13.87	9.04

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]
Visit https://www.olsteinfunds.com/resources/documents-forms for more recent performance information.
Visit https://www.olsteinfunds.com/resources/documents-forms for more recent performance information.

Net Assets	$ 499,627,715
Holdings Count | $ / shares	80
Advisory Fees Paid, Amount	$ 5,309,140
Investment Company Portfolio Turnover	38.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of June 30, 2025)

Net Assets	$499,627,715
Number of Equity Holdings	80
Net Advisory Fee	$5,309,140
Portfolio Turnover	38%

Holdings [Text Block]

Security Type (% of Net Assets)
Common Stocks	96.6%
Cash & Other	3.4%

Top 10 Equity Issuers (% of Net Assets)
Walt Disney Company	2.8%
Johnson & Johnson	1.9%
General Dynamics Corporation	1.8%
Aptiv PLC	1.8%
Becton, Dickinson & Company	1.8%
Vontier Corporation	1.8%
Sensata Technologies Holdings PLC	1.7%
Schlumberger Ltd.	1.7%
ABM Industries, Inc.	1.6%
Baxter International, Inc.	1.6%

Updated Prospectus Web Address	https://www.olsteinfunds.com/resources/documents-forms
Adviser Class
Shareholder Report [Line Items]
Fund Name	Olstein All Cap Value Fund
Class Name	Adviser Class
Trading Symbol	OFAFX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Olstein All Cap Value Fund for the period of July 1, 2024, to June 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.olsteinfunds.com/resources/documents-forms. You can also request this information by contacting us at 1-800-799-2113.
Additional Information Phone Number	1-800-799-2113
Additional Information Website	https://www.olsteinfunds.com/resources/documents-forms
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Adviser Class	$121	1.17%

Expenses Paid, Amount	$ 121
Expense Ratio, Percent	1.17%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the fiscal year ended June 30, 2025, the Class returned 7.05% compared to the 13.30% return of a securities market index with investment characteristics similar to those of the Fund, the Russell 3000 Value Index. The Fund’s broad-based securities market index, the Russell 3000 Index, returned 15.30% over the same period.
The Fund trailed the Russell 3000 Value Index and the Russell 3000 Index as we stuck to the basic tenet when practicing our long-term investment philosophy. We believe the price paid for a security is the biggest factor determining future returns. Our value philosophy seeks to find undervalued securities when short-term problems produce prices which don’t properly recognize a company’s future ability to produce excess future free cash flow. Our holdings in financials and industrials showed positive returns but underperformed their index counterparts.
It is important to note that volatility characterized U.S. equity markets for much of the fiscal year. While a narrow range of growth-oriented technology stocks (“the “Magnificent Seven” mega-cap companies) continued to dominate the market during the first half of 2024, a shift occurred shortly after the start of the fiscal year. As market breadth expanded, value stocks demonstrated improved performance. This trend continued into 2025, with a higher percentage of stocks outperforming the overall market compared to the previous year. The broadening of the market and improved performance of value factors helped the Class outperform the benchmark Russell 3000 Index for two of the four quarters during the fiscal year – the quarters ended September 30, 2024, and March 31, 2025.
We sought to take advantage of last year’s market volatility. We remained focused on individual companies, their operations, prospects, and financial strength to withstand current short-term issues. Notable changes in the Fund’s positioning from the end of the previous fiscal year end included decreased exposure to the Industrials sector and a higher allocation to Information Technology stocks.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	10 Year
Adviser Class (without sales charge)	7.05	11.18	6.95
Russell 3000 Total Return	15.30	15.96	12.96
Russell 3000 Value Total Return	13.30	13.87	9.04

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]
Visit https://www.olsteinfunds.com/resources/documents-forms for more recent performance information.
Visit https://www.olsteinfunds.com/resources/documents-forms for more recent performance information.

Net Assets	$ 499,627,715
Holdings Count | $ / shares	80
Advisory Fees Paid, Amount	$ 5,309,140
Investment Company Portfolio Turnover	38.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of June 30, 2025)

Net Assets	$499,627,715
Number of Equity Holdings	80
Net Advisory Fee	$5,309,140
Portfolio Turnover	38%

Holdings [Text Block]

Security Type (% of Net Assets)
Common Stocks	96.6%
Cash & Other	3.4%

Top 10 Equity Issuers (% of Net Assets)
Walt Disney Company	2.8%
Johnson & Johnson	1.9%
General Dynamics Corporation	1.8%
Aptiv PLC	1.8%
Becton, Dickinson & Company	1.8%
Vontier Corporation	1.8%
Sensata Technologies Holdings PLC	1.7%
Schlumberger Ltd.	1.7%
ABM Industries, Inc.	1.6%
Baxter International, Inc.	1.6%

Updated Prospectus Web Address	https://www.olsteinfunds.com/resources/documents-forms
Class A
Shareholder Report [Line Items]
Fund Name	Olstein Strategic Opportunities Fund
Class Name	Class A
Trading Symbol	OFSAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Olstein Strategic Opportunities Fund for the period of July 1, 2024, to June 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.olsteinfunds.com/resources/documents-forms. You can also request this information by contacting us at 1-800-799-2113.
Additional Information Phone Number	1-800-799-2113
Additional Information Website	https://www.olsteinfunds.com/resources/documents-forms
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$160	1.60%

Expenses Paid, Amount	$ 160
Expense Ratio, Percent	1.60%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the fiscal year ended June 30, 2025, the Class returned -0.13% (load-waived), compared to the 10.47% return of a securities market index with investment characteristics similar to those of the Fund, the Russell 2500 Value Index. The Fund’s broad-based securities market index, the Russell 3000 Index, returned 15.30% over the same period.
The Fund trailed the Russell 2500 Value Index and the Russell 3000 Index during the fiscal year primarily due to stock selection in the Consumer Discretionary, Consumer Staples, Health Care and Information Technology sectors. As market breadth expanded and value stocks demonstrated improved performance during the fiscal year, the Fund’s Industrials, Materials and Real Estate holdings contributed favorably to relative performance by outperforming their respective Russell 2500 Value Index sectors.
We are long-term investors and last year’s market volatility enabled us to fill our portfolio with companies that in our opinion had outstanding liquidity, but their market prices were affected by short-term problems. However, we believe that these companies had excellent financial liquidity, sound balance sheets, and were selling at discounts to their intrinsic value based on their normalized ability to produce free cash flow. Notable changes in the Fund’s positioning from the end of the previous fiscal year end include decreased exposure to the Consumer Discretionary sector and a higher allocation to Industrials and Information Technology stocks.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	10 Year
Class A (without sales charge)	-0.13	9.59	4.19
Class A (with sales charge)	-5.64	8.36	3.60
Russell 3000 Total Return	15.30	15.96	12.96
Russell 2500 Value Total Return	10.47	13.96	7.73

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]
Visit https://www.olsteinfunds.com/resources/documents-forms for more recent performance information.
Visit https://www.olsteinfunds.com/resources/documents-forms for more recent performance information.

Net Assets	$ 51,475,990
Holdings Count | $ / shares	37
Advisory Fees Paid, Amount	$ 498,290
Investment Company Portfolio Turnover	24.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of June 30, 2025)

Net Assets	$51,475,990
Number of Equity Holdings	37
Net Advisory Fee	$498,290
Portfolio Turnover	24%

Holdings [Text Block]

Security Type (% of Net Assets)
Common Stocks	98.5%
Cash & Other	1.5%

Top 10 Equity Issuers (% of Net Assets)
Sensata Technologies Holding PLC	4.8%
Shyft Group, Inc.	4.7%
Blue Bird Corporation	4.3%
Gates Industrial Corporation PLC	4.3%
Vontier Corporation	4.1%
Dine Brands Global, Inc.	3.7%
Invesco Ltd.	3.6%
Vishay Intertechnology, Inc.	3.5%
ABM Industries, Inc.	3.4%
Central Garden & Pet Company - Class A	3.3%

Updated Prospectus Web Address	https://www.olsteinfunds.com/resources/documents-forms
Class C
Shareholder Report [Line Items]
Fund Name	Olstein Strategic Opportunities Fund
Class Name	Class C
Trading Symbol	OFSCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Olstein Strategic Opportunities Fund for the period of July 1, 2024, to June 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.olsteinfunds.com/resources/documents-forms. You can also request this information by contacting us at 1-800-799-2113.
Additional Information Phone Number	1-800-799-2113
Additional Information Website	https://www.olsteinfunds.com/resources/documents-forms
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$234	2.35%

Expenses Paid, Amount	$ 234
Expense Ratio, Percent	2.35%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the fiscal year ended June 30, 2025, the Class returned -0.89% (load-waived), compared to the 10.47% return of a securities market index with investment characteristics similar to those of the Fund, the Russell 2500 Value Index. The Fund’s broad-based securities market index, the Russell 3000 Index, returned 15.30% over the same period.
The Fund trailed the Russell 2500 Value Index and the Russell 3000 Index during the fiscal year primarily due to stock selection in the Consumer Discretionary, Consumer Staples, Health Care and Information Technology sectors. As market breadth expanded and value stocks demonstrated improved performance during the fiscal year, the Fund’s Industrials, Materials and Real Estate holdings contributed favorably to relative performance by outperforming their respective Russell 2500 Value Index sectors.
We are long-term investors and last year’s market volatility enabled us to fill our portfolio with companies that in our opinion had outstanding liquidity, but their market prices were affected by short-term problems. However, we believe that these companies had excellent financial liquidity, sound balance sheets, and were selling at discounts to their intrinsic value based on their normalized ability to produce free cash flow. Notable changes in the Fund’s positioning from the end of the previous fiscal year end include decreased exposure to the Consumer Discretionary sector and a higher allocation to Industrials and Information Technology stocks.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	10 Year
Class C (without sales charge)	-0.89	8.76	3.41
Class C (with sales charge)	-1.81	8.76	3.41
Russell 3000 Total Return	15.30	15.96	12.96
Russell 2500 Value Total Return	10.47	13.96	7.73

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]
Visit https://www.olsteinfunds.com/resources/documents-forms for more recent performance information.
Visit https://www.olsteinfunds.com/resources/documents-forms for more recent performance information.

Net Assets	$ 51,475,990
Holdings Count | $ / shares	37
Advisory Fees Paid, Amount	$ 498,290
Investment Company Portfolio Turnover	24.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of June 30, 2025)

Net Assets	$51,475,990
Number of Equity Holdings	37
Net Advisory Fee	$498,290
Portfolio Turnover	24%

Holdings [Text Block]

Security Type (% of Net Assets)
Common Stocks	98.5%
Cash & Other	1.5%

Top 10 Equity Issuers (% of Net Assets)
Sensata Technologies Holding PLC	4.8%
Shyft Group, Inc.	4.7%
Blue Bird Corporation	4.3%
Gates Industrial Corporation PLC	4.3%
Vontier Corporation	4.1%
Dine Brands Global, Inc.	3.7%
Invesco Ltd.	3.6%
Vishay Intertechnology, Inc.	3.5%
ABM Industries, Inc.	3.4%
Central Garden & Pet Company - Class A	3.3%

Updated Prospectus Web Address	https://www.olsteinfunds.com/resources/documents-forms
Adviser Class
Shareholder Report [Line Items]
Fund Name	Olstein Strategic Opportunities Fund
Class Name	Adviser Class
Trading Symbol	OFSFX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Olstein Strategic Opportunities Fund for the period of July 1, 2024, to June 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.olsteinfunds.com/resources/documents-forms. You can also request this information by contacting us at 1-800-799-2113.
Additional Information Phone Number	1-800-799-2113
Additional Information Website	https://www.olsteinfunds.com/resources/documents-forms
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Adviser Class	$135	1.35%

Expenses Paid, Amount	$ 135
Expense Ratio, Percent	1.35%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the fiscal year ended June 30, 2025, the Class returned 0.10%, compared to the 10.47% return of a securities market index with investment characteristics similar to those of the Fund, the Russell 2500 Value Index. The Fund’s broad-based securities market index, the Russell 3000 Index, returned 15.30% over the same period.
The Fund trailed the Russell 2500 Value Index and the Russell 3000 Index during the fiscal year primarily due to stock selection in the Consumer Discretionary, Consumer Staples, Health Care and Information Technology sectors. As market breadth expanded and value stocks demonstrated improved performance during the fiscal year, the Fund’s Industrials, Materials and Real Estate holdings contributed favorably to relative performance by outperforming their respective Russell 2500 Value Index sectors.
We are long-term investors and last year’s market volatility enabled us to fill our portfolio with companies that in our opinion had outstanding liquidity, but their market prices were affected by short-term problems. However, we believe that these companies had excellent financial liquidity, sound balance sheets, and were selling at discounts to their intrinsic value based on their normalized ability to produce free cash flow. Notable changes in the Fund’s positioning from the end of the previous fiscal year end include decreased exposure to the Consumer Discretionary sector and a higher allocation to Industrials and Information Technology stocks.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	10 Year
Adviser Class (without sales charge)	0.10	9.86	4.45
Russell 3000 Total Return	15.30	15.96	12.96
Russell 2500 Value Total Return	10.47	13.96	7.73

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]
Visit https://www.olsteinfunds.com/resources/documents-forms for more recent performance information.
Visit https://www.olsteinfunds.com/resources/documents-forms for more recent performance information.

Net Assets	$ 51,475,990
Holdings Count | $ / shares	37
Advisory Fees Paid, Amount	$ 498,290
Investment Company Portfolio Turnover	24.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of June 30, 2025)

Net Assets	$51,475,990
Number of Equity Holdings	37
Net Advisory Fee	$498,290
Portfolio Turnover	24%

Holdings [Text Block]

Security Type (% of Net Assets)
Common Stocks	98.5%
Cash & Other	1.5%

Top 10 Equity Issuers (% of Net Assets)
Sensata Technologies Holding PLC	4.8%
Shyft Group, Inc.	4.7%
Blue Bird Corporation	4.3%
Gates Industrial Corporation PLC	4.3%
Vontier Corporation	4.1%
Dine Brands Global, Inc.	3.7%
Invesco Ltd.	3.6%
Vishay Intertechnology, Inc.	3.5%
ABM Industries, Inc.	3.4%
Central Garden & Pet Company - Class A	3.3%

Updated Prospectus Web Address	https://www.olsteinfunds.com/resources/documents-forms